CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	¥ (109,569)	$ (15,674)	¥ (1,470)	¥ 41,844
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	24,484	3,502	29,916	(34,771)
Comprehensive income (loss)	(85,085)	(12,172)	28,446	7,073
Less: Comprehensive loss attributable to non-controlling interests	(76)	(11)	(869)	(2,529)
Comprehensive income (loss) attributable to Four Seasons Education (Cayman) Inc.	¥ (85,009)	$ (12,161)	¥ 29,315	¥ 9,602